CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ 162,682	$ (1,657,772)	$ (2,043,030)
Foreign currency translation adjustments:
Translation loss	(695)	(81,620)	(32,972)
Net change	(695)	(81,620)	(32,972)
Available-for-sale investments:
Change in unrealized (loss) gain	5,067	(7,930)	(1,386)
Reclassification adjustment to net (loss) income	148	212	236
Net change	5,215	(7,718)	(1,150)
Total other comprehensive (loss) income, net of tax	4,520	(89,338)	(34,122)
Total comprehensive (income) loss attributable to non-controlling interests	(13,261)	11,129	(3,148)
Total comprehensive (loss) income attributable to Sea Limited's ordinary shareholders	$ 153,941	$ (1,735,981)	$ (2,080,300)